Total Equity - Preferred Shares (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($) $ / shares shares
Total Equity
Dividends paid | $	$ 45.2	$ 44.5
Preferred shares
Total Equity
Stated capital	$ 1,335.5	1,335.5	$ 1,456.0
Liquidation preference per share (in dollars per share)	$ 25.00
Floating dividend payment basis	three-month Government of Canada treasury bill yield
Dividends paid | $	$ 45.2	$ 44.5
Series C
Total Equity
Number of shares outstanding (in shares) | shares	7,515,642		7,515,642
Stated capital	$ 170.8		$ 187.9
Liquidation preference per share (in dollars per share)			$ 25.00
Fixed dividend rate per annum	4.71%
Series D
Total Equity
Number of shares outstanding (in shares) | shares	2,484,358		2,484,358
Stated capital	$ 56.4		$ 62.1
Liquidation preference per share (in dollars per share)			$ 25.00
Floating dividend rate per annum	7.28%
Adjustment to floating rate basis for payment of dividends	3.15%		3.15%
Series E
Total Equity
Number of shares outstanding (in shares) | shares	5,440,132		5,440,132
Stated capital	$ 124.5		$ 136.0
Liquidation preference per share (in dollars per share)			$ 25.00
Fixed dividend rate per annum	3.18%
Series F
Total Equity
Number of shares outstanding (in shares) | shares	2,099,046		2,099,046
Stated capital	$ 48.1		$ 52.5
Liquidation preference per share (in dollars per share)			$ 25.00
Floating dividend rate per annum	6.29%
Adjustment to floating rate basis for payment of dividends	2.16%		2.16%
Series G
Total Equity
Number of shares outstanding (in shares) | shares	7,719,843		7,719,843
Stated capital	$ 182.1		$ 193.0
Liquidation preference per share (in dollars per share)			$ 25.00
Fixed dividend rate per annum	2.96%
Series H
Total Equity
Number of shares outstanding (in shares) | shares	2,280,157		2,280,157
Stated capital	$ 53.8		$ 57.0
Liquidation preference per share (in dollars per share)			$ 25.00
Floating dividend rate per annum	6.69%
Adjustment to floating rate basis for payment of dividends	2.56%		2.56%
Series I
Total Equity
Number of shares outstanding (in shares) | shares	10,420,101		10,420,101
Stated capital	$ 250.5		$ 260.5
Liquidation preference per share (in dollars per share)			$ 25.00
Fixed dividend rate per annum	3.33%
Series J
Total Equity
Number of shares outstanding (in shares) | shares	1,579,899		1,579,899
Stated capital	$ 38.0		$ 39.5
Liquidation preference per share (in dollars per share)			$ 25.00
Floating dividend rate per annum	6.98%
Adjustment to floating rate basis for payment of dividends	2.85%		2.85%
Series K
Total Equity
Number of shares outstanding (in shares) | shares	9,500,000		9,500,000
Stated capital	$ 231.7		$ 237.5
Liquidation preference per share (in dollars per share)			$ 25.00
Fixed dividend rate per annum	4.67%
Series L
Total Equity
Adjustment to floating rate basis for payment of dividends	3.51%		3.51%
Series M
Total Equity
Number of shares outstanding (in shares) | shares	9,200,000		9,200,000
Stated capital	$ 179.6		$ 230.0
Liquidation preference per share (in dollars per share)			$ 25.00
Fixed dividend rate per annum	5.00%
Series N
Total Equity
Adjustment to floating rate basis for payment of dividends	3.98%		3.98%